IFRS 7 - Disclosure - Market Risk - Additional Information (Detail) $ in Millions	3 Months Ended
Jan. 31, 2019 CAD ($)
Market risks [member] | Value at Risk [member]
Disclosure of Risk Management [line items]
Statistical technique percentage of confidence level to measure potential overnight loss	99.00%
Market risk [member]
Disclosure of Risk Management [line items]
Increase (decrease) in average total VaR	$ 0.2
Increase (decrease) in average stressed total VaR	8.6
Increase (decrease) in average IRC	$ 50.6